Fair Value Disclosures - Assets and Liabilities (Details) - Recurring basis - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Level 1
Financial Assets
Financial assets	$ 11.2	$ 8.2
Financial Liabilities
Financial liabilities	6.8	7.4
Level 1 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Financial assets	0.0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | U.S. corporate
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Foreign corporate
Financial Assets
Financial assets	0.0	0.0
Level 1 | Short-term investments
Financial Assets
Financial assets	4.2	0.5
Level 1 | Cash equivalents
Financial Assets
Financial assets	0.2	0.3
Level 1 | Assets held in separate accounts
Financial Assets
Financial assets	6.8	7.4
Level 2
Financial Assets
Financial assets	47.3	50.0
Financial Liabilities
Financial liabilities	4.7	3.3
Level 2 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.9	0.9
Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Financial assets	2.1	3.2
Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.4	0.4
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Financial assets	0.7
Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	1.2	2.1
Level 2 | Fixed maturity securities | U.S. corporate
Financial Assets
Financial assets	30.0	31.9
Level 2 | Fixed maturity securities | Foreign corporate
Financial Assets
Financial assets	7.3	8.2
Level 2 | Short-term investments
Financial Assets
Financial assets	0.0	0.0
Level 2 | Cash equivalents
Financial Assets
Financial assets	0.0	0.0
Level 2 | Assets held in separate accounts
Financial Assets
Financial assets	4.7	3.3
Level 3
Financial Assets
Financial assets	0.0	0.0
Financial Liabilities
Financial liabilities	0.0	0.0
Level 3 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Financial assets	0.0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | U.S. corporate
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Foreign corporate
Financial Assets
Financial assets	0.0	0.0
Level 3 | Short-term investments
Financial Assets
Financial assets	0.0	0.0
Level 3 | Cash equivalents
Financial Assets
Financial assets	0.0	0.0
Level 3 | Assets held in separate accounts
Financial Assets
Financial assets	0.0	0.0
Total
Financial Assets
Financial assets	58.5	58.2
Financial Liabilities
Financial liabilities	11.5	10.7
Total | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.9	0.9
Total | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Financial assets	2.1	3.2
Total | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.4	0.4
Total | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Financial assets	0.7
Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	1.2	2.1
Total | Fixed maturity securities | U.S. corporate
Financial Assets
Financial assets	30.0	31.9
Total | Fixed maturity securities | Foreign corporate
Financial Assets
Financial assets	7.3	8.2
Total | Short-term investments
Financial Assets
Financial assets	4.2	0.5
Total | Cash equivalents
Financial Assets
Financial assets	0.2	0.3
Total | Assets held in separate accounts
Financial Assets
Financial assets	$ 11.5	$ 10.7